LOCAL AND FOREIGN CURRENCY	12 Months Ended
Dec. 31, 2025
LOCAL AND FOREIGN CURRENCY
LOCAL AND FOREIGN CURRENCY

32 – LOCAL AND FOREIGN CURRENCY

Local and foreign currency balances are the following:

CURRENT ASSETS	12.31.2025	12.31.2024
	ThCh$	ThCh$
Cash and cash equivalents	296,539,709	248,899,004
USD	21,353,466	14,817,741
EUR	352,273	234,718
CLP	191,155,122	140,155,381
BRL	47,445,694	48,540,084
ARS	11,629,118	12,461,057
PGY	24,604,036	32,690,023

Other current financial assets	45,974,709	76,586,583
CLP	45,447,539	73,865,057
BRL	370,343	2,553,727
ARS	155,482	57,786
PGY	1,345	110,013

Other current non-financial assets	15,985,896	27,260,507
USD	167,005	3,195,150
EUR	1,041	213,862
UF	1,239,018	1,024,253
CLP	5,091,354	5,389,357
BRL	3,248,260	2,451,721
ARS	2,095,384	10,110,029
PGY	4,143,834	4,876,135

Trade payables and other accounts receivable	339,778,498	332,831,088
USD	1,356,760	5,617,644
EUR	—	—
UF	451,075	—
CLP	174,836,494	177,104,333
BRL	99,911,965	87,509,718
ARS	45,153,473	50,035,902
PGY	18,068,731	12,563,491

Accounts receivable from related entities	15,299,187	9,901,543
USD	1,394,519	—
CLP	12,446,341	9,901,543
BRL	1,371,835	—
ARS	86,492	—
PGY	—	—

Inventories	304,550,609	299,970,909
CLP	112,599,731	106,986,666
BRL	81,404,081	73,721,137
ARS	82,161,616	95,970,869
PGY	28,385,181	23,292,237

Current tax assets	14,924,173	17,746,106
USD	—	—
CLP	4,216,224	7,749,543
BRL	10,707,949	9,851,901
ARS	—	144,662

Total current assets	1,033,052,781	1,013,195,740
USD	24,271,750	23,630,536
EUR	353,314	448,580
UF	1,690,093	1,024,253
CLP	545,792,805	521,151,879
BRL	244,460,127	224,628,288
ARS	141,281,565	168,780,305
PGY	75,203,127	73,531,899

NON-CURRENT ASSETS	12.31.2025	12.31.2024
	ThCh$	ThCh$
Other financial assets, non-current	164,370,936	169,420,303
USD	28,873,574	24,195,386
UF	1,216,865	1,216,865
CLP	63,977,786	62,774,079
BRL	51,810,982	59,298,394
ARS	18,491,729	21,935,579

Other non-financial assets, non-current	82,913,107	79,746,695
USD	—	—
UF	445,934	431,216
CLP	47,532	47,530
BRL	78,586,098	74,983,744
ARS	1,660,095	2,415,012
PGY	2,173,448	1,869,193

Accounts receivable, non-current	187,644	335,723
UF	-	—
CLP	39,558	212,749
ARS	15,725	9,008
PGY	132,361	113,966

Accounts receivable from related entities, non-current	8,000,924	292,931
CLP	8,000,924	292,931

Investments accounted for using the equity method	87,087,871	85,192,710
CLP	45,641,870	46,683,997
BRL	41,446,001	38,508,713

Intangible assets other than goodwill	719,489,720	693,383,630
USD	3,959,421	3,959,421
CLP	326,186,656	318,673,224
BRL	177,701,306	172,991,812
ARS	7,059,802	9,074,686
PGY	204,582,535	188,684,487

Capital gains	137,128,318	144,681,420
CLP	9,523,767	9,523,767
BRL	66,254,592	64,670,541
ARS	52,677,304	62,487,785
PGY	8,672,655	7,999,327

Property, plant, and equipment	1,179,385,259	1,097,773,572
EUR	—	—
CLP	412,746,936	394,341,668
BRL	397,208,409	318,245,367
ARS	242,270,287	291,160,305
PGY	127,159,627	94,026,232

Deferred tax assets	8,788,858	7,081,549
CLP	6,527,688	5,028,479
PGY	2,261,170	2,053,070

Total non-current assets	2,387,352,637	2,277,908,533
USD	32,832,995	28,154,807
EUR	—	—
UF	1,662,799	1,648,081
CLP	872,692,717	837,578,424
BRL	813,007,388	728,698,571
ARS	322,174,942	387,082,375
PGY	344,981,796	294,746,275

	12.31.2025			12.31.2024
CURRENT LIABILITIES	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other current financial liabilities	41,520,465	20,898,525	62,418,990	47,596,941	62,733,519	110,330,460
USD	3,211,105	3,095,127	6,306,232	4,527,746	2,823,324	7,351,070
EUR	40,028	125,750	165,778	37,902	119,070	156,972
UF	21,422,059	3,134,106	24,556,165	6,635,279	27,455,884	34,091,163
CLP	10,844,518	9,972,566	20,817,084	202,438	28,032,817	28,235,255
BRL	2,616,027	2,439,189	5,055,216	824,103	2,471,938	3,296,041
ARS	1,907,554	239,663	2,147,217	34,452,772	140,384	34,593,156
PGY	542,218	1,892,124	2,434,342	17,523	1,690,102	1,707,625
CHF	936,956	—	936,956	899,178	—	899,178

Trade accounts payable and other current accounts payable	472,851,989	7,544,038	480,396,027	449,856,870	7,217,773	457,074,643
USD	42,212,729	78,726	42,291,455	18,947,509	349,038	19,296,547
EUR	5,528,980	6,360	5,535,340	5,524,760	53,061	5,577,821
UF	1,595,469	1,459	1,596,928	1,860,276	—	1,860,276
CLP	112,618,619	7,457,493	120,076,112	167,135,196	6,815,674	173,950,870
BRL	158,548,956	—	158,548,956	144,438,439	—	144,438,439
ARS	64,252,634	—	64,252,634	67,851,883	—	67,851,883
PGY	85,915,936	—	85,915,936	42,129,433	—	42,129,433
Other currencies	2,178,666	—	2,178,666	1,969,374	—	1,969,374

Accounts payable to related entities, current	101,388,091	714,462	102,102,553	94,376,420	—	94,376,420
CLP	43,924,974	714,462	44,639,436	47,188,912	—	47,188,912
BRL	36,197,353	—	36,197,353	28,548,564	—	28,548,564
ARS	7,154,967	—	7,154,967	7,542,033	—	7,542,033
PGY	14,110,797	—	14,110,797	11,096,911	—	11,096,911

Other current provisions	1,076,922	1,356,225	2,433,147	422,985	1,099,441	1,522,426
CLP	1,076,922	1,302,547	2,379,469	422,985	1,049,930	1,472,915
PGY	—	53,678	53,678	—	49,511	49,511

Current tax liabilities	10,513,700	3,694,162	14,207,862	10,155,528	18,213,748	28,369,276
CLP	3,497,154	881,495	4,378,649	4,106,948	—	4,106,948
BRL	7,016,546	—	7,016,546	6,048,580	—	6,048,580
ARS	—	1,680,729	1,680,729	—	16,898,437	16,898,437
PGY	—	1,131,938	1,131,938	—	1,315,311	1,315,311

Current provisions for employee benefits	51,318,613	17,045,358	68,363,971	59,703,271	12,663,916	72,367,187
CLP	5,932,159	14,695,203	20,627,362	7,223,078	10,676,695	17,899,773
BRL	25,920,317	—	25,920,317	30,162,575	—	30,162,575
ARS	19,466,137	—	19,466,137	22,317,618	—	22,317,618
PGY	—	2,350,155	2,350,155	—	1,987,221	1,987,221

Other current non-financial liabilities	125,395	364,572	489,967	101,155,626	40,947,956	142,103,582
CLP	118,896	—	118,896	101,151,643	40,668,020	141,819,663
ARS	6,499	—	6,499	3,983	—	3,983
PGY	—	364,572	364,572	—	279,936	279,936

Total current liabilities	678,795,176	51,617,341	730,412,517	763,267,641	142,876,353	906,143,994
USD	45,423,834	3,173,853	48,597,687	23,475,255	3,172,362	26,647,617
EUR	5,569,008	132,110	5,701,118	5,562,662	172,131	5,734,793
UF	23,017,528	3,135,565	26,153,093	8,495,555	27,455,884	35,951,439
CLP	178,013,243	35,023,765	213,037,008	327,431,200	87,243,136	414,674,336
BRL	230,299,199	2,439,189	232,738,388	210,022,261	2,471,938	212,494,199
ARS	92,787,791	1,920,392	94,708,183	132,168,289	17,038,821	149,207,110
PGY	100,568,951	5,792,467	106,361,418	53,243,867	5,322,081	58,565,948
CHF	936,956	—	936,956	899,178	—	899,178
Other currencies	2,178,666	—	2,178,666	1,969,374	—	1,969,374

	12.31.2025				12.31.2024
	More than 1 year	More than 3	More than		More than 1 year	More than 3	More than
NON-CURRENT LIABILITIES	up to 3 years	up to 5 years	5 years	Total	up to 3 years	up to 5 years	5 years	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities, non-current	1,186,476,868	4,602,512	716,443	1,191,795,823	1,056,609,706	8,011,840	1,921,701	1,066,543,247
USD	284,650,789	1,241,538	531,985	286,424,312	310,800,461	1,719,561	1,056,841	313,576,863
EUR	380,934	457,749	106,415	945,098	172,072	622,056	226,879	1,021,007
UF	97,779,731	991,987	—	98,771,718	528,074,358	1,598,112	—	529,672,470
CLP	603,807,050	—	—	603,807,050	26,303,149	—	—	26,303,149
BRL	5,855,671	1,911,238	78,043	7,844,952	5,580,210	4,072,111	637,981	10,290,302
ARS	74,788	—	—	74,788	15,078	—	—	15,078
CHF	193,927,905	—	—	193,927,905	185,664,378	—	—	185,664,378

Accounts payable, non-current	685,605	—	—	685,605	2,534,836	—	—	2,534,836
CLP	685,605	—	—	685,605	2,523,733	—	—	2,523,733
ARS	—	—	—	—	11,103	—	—	11,103

Accounts payable related companies	—	—	—	—	380,465	—	—	380,465
BRL	—	—	—	—	380,465	—	—	380,465

Other provisions, non-current	55,378,062	—	—	55,378,062	53,723,373	—	—	53,723,373
BRL	54,678,827	—	—	54,678,827	53,001,124	—	—	53,001,124
ARS	699,235	—	—	699,235	722,249	—	—	722,249

Deferred tax liabilities	218,670,687	2,624	—	218,673,311	224,967,885	—	—	224,967,885
CLP	104,804,980	2,624	—	104,807,604	102,389,788	—	—	102,389,788
BRL	58,278,145	—	—	58,278,145	60,256,153	—	—	60,256,153
ARS	35,139,065	—	—	35,139,065	43,461,030	—	—	43,461,030
PGY	20,448,497	—	—	20,448,497	18,860,914	—	—	18,860,914

Non-current provisions for employee benefits	23,123,294	—	—	23,123,294	20.160.468	—	—	20,160,468
CLP	22,336,827	—	—	22,336,827	19,338,456	—	—	19,338,456
ARS	—	—	—	—	18,574	—	—	18,574
PGY	786,467	—	—	786,467	803,438	—	—	803,438

Other non-financial liabilities	3,782,958	—	—	3,782,958	2,252,985	—	—	2,252,985
BRL	3,782,958	—	—	3,782,958	2,252,985	—	—	2,252,985
ARS	—	—	—	—	—	—	—	—

Total non-current liabilities	1,488,117,474	4,605,136	716,443	1,493,439,053	1,360,629,718	8,011,840	1,921,701	1,370,563,259
USD	284,650,789	1,241,538	531,985	286,424,312	310,800,461	1,719,561	1,056,841	313,576,863
EUR	380,934	457,749	106,415	945,098	172,072	622,056	226,879	1,021,007
UF	97,779,731	991,987	—	98,771,718	528,074,358	1,598,112	—	529,672,470
CLP	731,634,462	2,624	—	731,637,086	150,555,126	—	—	150,555,126
BRL	122,595,601	1,911,238	78,043	124,584,882	121,470,936	4,072,111	637,981	126,181,028
ARS	35,913,088	—	—	35,913,088	44,228,035	—	—	44,228,035
PGY	21,234,964	—	—	21,234,964	19,664,352	—	—	19,664,352
CHF	193,927,905	—	—	193,927,905	185,664,378	—	—	185,664,378